Bank Loans	12 Months Ended
Sep. 30, 2025
Bank Loans [Abstract]
BANK LOANS

Note 13 — BANK LOANS

Bank loans represent amounts due to various banks. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Bank loans consisted of the following:

	September 30, 2025	September 30, 2024
Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited (a)	$421,408	$-
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (b)	2,050,850	2,123,233
Wenzhou Minshang Bank (c)	1,053,519	1,211,240
Total	3,525,777	3,334,473
Less: short-term bank loans	(421,408)	-
Less: Long-term bank loans - current portion	(182,610)	(1,567,487)
Long-term bank loans - non-current portion	$2,921,759	$1,766,986

(a)	On June 16, 2025, the Company entered into a loan agreement with Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited to obtain a short-term working capital loan of $421,408 (RMB3,000,000) for a term one year at a fixed annual interest rate of 4.8%. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his wife also provided personal guaranty for the repayment of the loan.

(b)	The Company entered into multiple loan agreements with Longwan RCB to support the working capital needs. The loans have tenure varying between one and three years. The loans bear a variable interest rate based on the prime interest rate at the time of borrowing, plus difference basis points. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans. As of September 30, 2025 and 2024, the outstanding balance was $2,050,850 (RMB14.6 million) and $2,123,233 (RMB14.9 million), respectively.

(c)	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,193,988(RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. As of September 30, 2025 and 2024, the outstanding balance was $1,053,519(RMB7.5 million) and $1,211,240 (RMB8.5 million), respectively.

For the years ended September 30, 2025, 2024 and 2023, the weighted average interest rate for the bank loans was approximately 6.5%, 6.6% and 6.8%, respectively. Interest expenses for the bank loans amount to $214,730, $213,369, and $317,710 for the years ended September 30, 2025, 2024 and 2023, respectively.

The repayment schedule for the bank loans is as follows:

Twelve months ending September 30,	Repayment
2026	$604,018
2027	112,375
2028	2,809,384
Total	$3,525,777